32. Net Operating Revenue (Details 2) - Facilities sharing R$ in Thousands	Dec. 31, 2017 BRL (R$)
DisclosureOfReceivablesFromNoncancelableLeasesLineItems [Line Items]
Receivables from non-cancelable leases	R$ 20,097
Less than 1 year
DisclosureOfReceivablesFromNoncancelableLeasesLineItems [Line Items]
Receivables from non-cancelable leases	1,079
1 to 5 years
DisclosureOfReceivablesFromNoncancelableLeasesLineItems [Line Items]
Receivables from non-cancelable leases	5,396
Over 5 years
DisclosureOfReceivablesFromNoncancelableLeasesLineItems [Line Items]
Receivables from non-cancelable leases	R$ 13,622